COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 — COMMITMENTS AND CONTINGENCIES

The Company signed two lease agreements to rent office and facility for its operations. The office lease has a lease term from July 1, 2017 to June 30, 2019, and the facility lease has a lease term from June 1, 2017 to May 30, 2037. As of December 31, 2017, the Company was obligated under operating leases for minimum rentals as follows:

For the Twelve Months Ending December 31,
2018	$86,486
2019	82,798
2020	79,110
2021	79,110
2022 and thereafter	1,219,612
$1,547,116